Restructuring provision - Rollforward (Details 2) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Restructuring provision
Restructuring Reserve, Beginning Balance	SFr 312	SFr 306	SFr 309	SFr 306	SFr 311
Restructuring expenses	175	144	69	319	206
Utilization	102	77	78	179	150
Restructuring Reserve, Ending Balance	SFr 329	312	264	329	264
Stock compensation plan | Share awards
Restructuring provision
Vesting period	3 years
General and Administrative Expense [Member]
Restructuring provision
Restructuring Reserve, Beginning Balance	SFr 108	110	89	110	94
Restructuring expenses	90	41	28	131	78
Utilization	32	16	15	48	28
Restructuring Reserve, Ending Balance	137	108	83	137	83
of which pensions
Restructuring provision
Restructuring expenses	25	27	9	52	51
Compensation and benefits
Restructuring provision
Restructuring Reserve, Beginning Balance	204	196	220	196	217
Restructuring expenses	58	69	24	127	86
Utilization	70	61	63	131	122
Restructuring Reserve, Ending Balance	192	204	181	192	181
Unsettled share-based compensation obligations classified as a component of total shareholders equity
Restructuring provision
Restructuring expenses	20	26	12	46	27
Unsettled cash-based compensation obligations classified as compensation liabilities
Restructuring provision
Restructuring expenses	7	8	5	15	15
Excluding unsettled compensation, pension obligations and accelerated accumulated depreciation
Restructuring provision
Restructuring expenses	119	83	33	202	103
General and Administrative Expense, Excluding accelerated accumulated depreciation and pension obligations [Member]
Restructuring provision
Restructuring expenses	61	14	9	75	17
Accelerated accumulated depreciation
Restructuring provision
Restructuring expenses	4	0	10	4	10
Bank
Restructuring provision
Restructuring Reserve, Beginning Balance		301		301	311
Restructuring expenses	145		61	257	155
Utilization				169	150
Restructuring Reserve, Ending Balance	324		264	SFr 324	264
Bank | Stock compensation plan | Share awards
Restructuring provision
Vesting period				3 years
Bank | General and Administrative Expense [Member]
Restructuring provision
Restructuring Reserve, Beginning Balance		110		SFr 110	94
Restructuring expenses				77	27
Utilization				46	28
Restructuring Reserve, Ending Balance	137		83	137	83
Bank | Compensation and benefits
Restructuring provision
Restructuring Reserve, Beginning Balance		SFr 191		191	217
Restructuring expenses				119	86
Utilization				123	122
Restructuring Reserve, Ending Balance	SFr 187		SFr 181	187	181
Bank | Unsettled share-based compensation obligations classified as a component of total shareholders equity
Restructuring provision
Restructuring expenses				46	27
Bank | Unsettled cash-based compensation obligations classified as compensation liabilities
Restructuring provision
Restructuring expenses				15	15
Bank | Excluding unsettled compensation, pension obligations and accelerated accumulated depreciation
Restructuring provision
Restructuring expenses				192	103
Bank | General and Administrative Expense, Excluding accelerated accumulated depreciation and pension obligations [Member]
Restructuring provision
Restructuring expenses				73	17
Bank | Accelerated accumulated depreciation
Restructuring provision
Restructuring expenses				SFr 4	SFr 10